DISTRIBUTIONS TO STAPLED UNITHOLDERS	12 Months Ended
Dec. 31, 2020
DISTRIBUTIONS TO STAPLED UNITHOLDERS
DISTRIBUTIONS TO STAPLED UNITHOLDERS
11. DISTRIBUTIONS TO STAPLED UNITHOLDERS
Total distributions declared to stapled unitholders in the year ended December 31, 2020 were $165.4 million (2019 — $139.3 million) or $2.91 per stapled unit (2019 — $2.81 per stapled unit).
Distributions payable at December 31, 2020 of $15.4 million (25.0 cents per stapled unit), representing the December 2020 monthly distribution, were paid on January 15, 2021. Distributions payable at December 31, 2019 of $13.1 million were paid on January 15, 2020 and represented the December 2019 monthly distribution.
Subsequent to December 31, 2020, the distributions declared in January 2021 in the amount of $15.4 million or 25.0 cents per stapled unit were paid on February 16, 2021 and the distributions declared in February 2021 of $15.4 million or 25.0 cents per stapled unit will be paid on March 15, 2021.
Granite paid a special distribution on January 15, 2019 of $1.20 per stapled unit, which comprised of 30.0 cents per unit payable in cash of $13.7 million and 90.0 cents per unit payable by the issuance of stapled units. Immediately following the issuance of the stapled units, the stapled units were consolidated such that each unitholder held the same number of stapled units after the consolidation as each unitholder held prior to the special distribution. In January 2019, upon the issuance of the stapled units, the stapled units account increased and contributed surplus decreased by $41.1 million, respectively.